Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

November 25, 2014

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O'Connor

RE:	Delaware Pooled Trust (the “Registrant”)
File Nos. 811-06322; 033-40991
Rule 497(e) filing

Dear Sir or Madam:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the supplement relating to the prospectus dated February 28, 2014, for the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on November 20, 2014 (Accession No. 0001582816-14-000640) pursuant to Rule 497(e) under the 1933 Act.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik